INCOME TAX (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company's net deferred tax asset and tax liabilities
Significant components of the Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$9,469,767	$6,909,965
Research and development credits	1,229,181	1,155,623
Capitalized pre-business expenses	2,563,946	2,690,320
Accrued expenses	26,290	69,965
Stock based compensation	481,062	64,476
Inventory reserve	64,726	209,410
Operating lease liability	158,388	—
Capitalized §174 R&D Costs	919,466	—

Total deferred tax assets before valuation allowance	14,912,826	11,099,759
Less valuation allowance	(14,506,698)	(10,825,941)

Subtotal deferred tax assets	406,128	273,818
Deferred tax liabilities:
Fixed assets	(264,377)	(273,818)
Right-of-use assets	(141,751)	—

Total deferred tax liabilities	(406,128)	(273,818)

Net deferred tax asset (liability)	$—	$—

Schedule of components of Company's income tax provision	The components of income tax expense (benefit) consisted of the following:

Year Ended December 31,
	2022	2021
Current	$—	$—
Deferred	—	—

Total income tax expense	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2022 and 2021, is as follows:

	Year Ended December 31,
	2022	2021
Tax benefit at the statutory rate	$(2,967,112)	$(1,970,635)
Increase (decrease) in taxes resulting from:
State taxes	(767,514)	1,346,746
Stock-based compensation	102,560	—
Research and development tax credits	(73,558)	(278,596)
Other	24,868	31,214
Change in valuation allowance	3,680,756	871,271

Total income tax benefit	$—	$—

Tailwind Acquisition Corp [Member]
Schedule of Company's net deferred tax asset and tax liabilities
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$19,569	$2,772
Organizational costs/Startup expenses	1,184,552	56,428

Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)

Deferred tax assets, net of allowance	$—	$—

Schedule of components of Company's income tax provision
The income tax provision consists of the following:

	Years Ended December 31,
	2021	2020
Federal
Deferred	$(1,144,921)	$(59,200)
Change in valuation allowance	1,144,921	59,200

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(27.4)%	(19.8)%
Transaction costs associated with the Initial Public Offering	0.0%	(0.8)%
Change in valuation allowance	6.4%	(0.3)%

Income tax provision	0.0%	0.0%